INCOME TAX (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Tax Disclosure [Abstract]
U.S. Federal (tax benefit) provision at statutory rate	$ (16,295)	$ (101,100)
State (tax benefit) income taxes, net of federal benefit	(4,462)	(24,100)
Permanent differences	(66,028)	(11,900)
Temporary differences		(10,700)
Changes in valuation allowance	86,785	147,800
Total